Notional amounts of derivatives (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	₩ 321,461,303	₩ 294,014,689
Trading purpose | Foreign currency related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	182,014,087	173,976,105
Trading purpose | Foreign currency related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	180,968,949	173,539,391
Trading purpose | Foreign currency related | Over the counter | Forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	137,383,704	139,804,552
Trading purpose | Foreign currency related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	40,826,444	31,794,900
Trading purpose | Foreign currency related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	2,758,801	1,939,939
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,045,138	436,714
Trading purpose | Interest rates related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	106,411,518	90,124,560
Trading purpose | Interest rates related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	38,087,528	31,522,489
Trading purpose | Interest rates related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	37,801,528	31,228,489
Trading purpose | Interest rates related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	286,000	294,000
Trading purpose | Interest rates related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	68,323,990	58,602,071
Trading purpose | Interest rates related | Exchange traded | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	65,868,540	56,862,374
Trading purpose | Interest rates related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	2,455,450	1,739,697
Trading purpose | Credit related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	5,404,257	3,840,660
Trading purpose | Equity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	10,035,315	9,118,679
Trading purpose | Equity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	5,119,869	5,779,713
Trading purpose | Equity related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	864,038	645,709
Trading purpose | Equity related | Over the counter | Swap and forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,255,831	5,134,004
Trading purpose | Equity related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,915,446	3,338,966
Trading purpose | Equity related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	876,220	630,409
Trading purpose | Equity related | Exchange traded | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,039,226	2,708,557
Trading purpose | Commodity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,102,862	1,140,820
Trading purpose | Commodity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	758,533	895,069
Trading purpose | Commodity related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	0	4,780
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	758,533	890,289
Trading purpose | Commodity related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	344,329	245,751
Hedging purpose
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	16,493,264	15,813,865
Hedging purpose | Foreign currency related | Forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,869,518	1,522,306
Hedging purpose | Foreign currency related | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,532,114	4,143,828
Hedging purpose | Interest rates related | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	₩ 10,091,632	₩ 10,147,731